STOCK-BASED PAYMENT ARRANGEMENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands					3 Months Ended		6 Months Ended		12 Months Ended
	May 30, 2025	May 14, 2024	Jun. 09, 2023	Feb. 26, 2022	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Apr. 14, 2025	May 01, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares issued					208,613,000		208,613,000		202,941,000		189,000,000
Maximum number of shares purchased under NCIB		9,470,000
Percentage of common shares issued and outstanding as shares purchased in NCIB		5.00%
Common stock, shares outstanding					208,121,000		208,121,000		202,499,000		189,000,000
Shares repurchased	35,000,000						1,913,000		8,264,000
Shares repurchased, value	$ 150,000
Weighted average exercise price					$ 1.14	$ 0.98	$ 1.14	$ 0.98	$ 1.09			$ 0.92
Weighted average remaining contractual life							6 years 2 months 12 days	6 years 10 months 24 days
Marketing expense					$ 23,284	$ 15,889	$ 40,981	$ 28,518
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation description							Each RSU, which has a vesting term of up to 3 years and is subject to forfeiture in certain circumstances, entitles the holder to one Common Share or the equivalent cash value, as determined in the Company’s discretion.
Marketing expense					$ 3,400	$ 2,300	$ 6,500	$ 4,300
Bonus RSU [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation description							Each agent pays the Company 15% of commissions until the commission paid to the Company totals that agent’s “cap” amount (the “Cap”). As an incentive to participate in the Agent Purchase Program, the Company issues additional RSUs (“Bonus RSUs”) with a value of (i) 10% of the commission withheld (the percentage was previously 15%) if an agent has not met the Cap and (ii) 15% of the commission withheld (the percentage was 20% until April 1, 2025) if an agent has met the Cap. The Bonus RSUs have a one-year vesting term and are subject to forfeiture in certain circumstances. The RSUs purchased under the Agent Purchase Program are expensed to cost of sales and the Bonus RSUs are expensed to stock-based compensation expense within marketing expenses. Bonus RSUs are amortized over the vesting period with a corresponding increase in additional paid-in capital.
Directors Employees And Other Service [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized										50,000,000
Omnibus Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of common stock issued and outstanding			15.00%	20.00%
Common stock, shares issued				35,600,000
Number of shares authorized			70,000,000